Hartford Life Insurance Company

Separate Account Seven

Hartford Leaders Select (Series II)

File No. 333-148570

Supplement Dated June 15, 2009 to the Prospectus Dated May 1, 2009

The reference to footnote (9) for Evergreen VA International Equity Fund Series I in the Annual Fund Operating Expense table is deleted and replaced with footnote (9A):

(9A)	Effective January 1, 2009, the Fund’s investment advisor has agreed to limit Total Annual Fund Operating Expenses to 0.75% through February 28, 2011.

This Supplement should be retained with the Prospectus for future reference.

HV-7927